CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 544	$ 1,464	$ 4,420
Foreign currency translation adjustment	(18)	(25)	(21)
Change in unrealized gains (losses), net of reclassification adjustment	(217)	(881)	969
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	(3)	(4)	(23)
Total other comprehensive income (loss), net of income taxes	(238)	(910)	925
Comprehensive income (loss)	306	554	5,345
Less: Comprehensive (income) loss attributable to noncontrolling interest	(452)	(388)	(358)
Comprehensive Income (Loss) Attributable to AXA Equitable	$ (146)	$ 166	$ 4,987